PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Jan. 31, 2017
Property And Equipment Tables Abstract
Schedule of property and equipment

In Thousands of US Dollars
	Laboratory Equipment	Computer Equipment	Office Equipment	Total
Cost
Balance at December 31, 2016	$418	$31	$89	$538
Additions	–	–	–	–
Disposals	–	–	–	–
Balance at December 31, 2017	418	31	89	538
Additions	–	12	24	36
Disposals	–	–	–	–
Balance at December 31, 2018	418	$43	$113	$574
Additions	–	-	-	-
Disposals	–	–	–	–
Balance at December 31, 2019	$418	$43	$113	$574

Accumulated depreciation
Balance at December 31, 2016	418	30	88	536
Depreciation for the year	–	1	1	2
Disposals	–	–	–	–
Balance at December 31, 2017	$418	31	89	$538
Depreciation for the year	–	2	1	3
Disposals	–	–	–	–
Balance at December 31, 2018	418	$33	$90	$541
Depreciation for the year	–	4	5	9
Disposals	–	–	–	–
Balance at December 31, 2019	$418	$37	$95	$550
Carrying amounts
At December 31, 2017	$-	$1	$-	$1
At December 31, 2018	$-	$10	$23	$33
At December 31, 2019	$-	$6	$19	$25